Segment Information Level 4 (Details) - Depreciation by Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Depreciation by Segment [Line Items]
Depreciation and amortization	$ 144	$ 148	$ 153
EPCD [Member]
Depreciation by Segment [Line Items]
Depreciation and amortization	101	105	109
FPD [Member]
Depreciation by Segment [Line Items]
Depreciation and amortization	36	37	38
Corporate and Other [Member]
Depreciation by Segment [Line Items]
Depreciation and amortization	$ 7	$ 6	$ 6